Change in Estimate Change in Estimate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Increase in research and development expense	$ 43,208	$ 27,900	$ 21,765
Increase in cost of revenue	130,622	$ 104,195	$ 95,364
Change In Capitalized Software Development Estimate
Change in Accounting Estimate [Line Items]
Capitalized software	1,300
Increase in research and development expense	9,200
Inventory Valuation and Obsolescence
Change in Accounting Estimate [Line Items]
Increase in cost of revenue	$ 7,300